Fair values of financial instruments carried at fair value - Transfers between Level 1 and Level 2 fair values (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trading liabilities
Liabilities
Transfers from Level 1 to Level 2	£ 4	£ 0
Transfers from Level 2 to Level 1	41	0
Designated at fair value
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Derivatives
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Financial Investments
Assets
Transfers from Level 1 to Level 2	26	126
Transfers from Level 2 to Level 1	121	189
Held for trading
Assets
Transfers from Level 1 to Level 2	252	1,194
Transfers from Level 2 to Level 1	408	682
Designated and otherwise mandatorily measured at fair value
Assets
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Derivatives
Assets
Transfers from Level 1 to Level 2	0	39
Transfers from Level 2 to Level 1	£ 0	£ 32